UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-06235

The U.S. Treasury Money Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The U.S. Treasury Money Fund of AmericaSM
Investment portfolio

June 30, 2009
unaudited

Short-term securities — 109.93%	Yield at acquisition	Principal amount (000)	Value (000)

U.S. TREASURIES — 95.88%
U.S. Treasury Bills 7/2/2009	0.29% – 0.49%	$441,150	$441,147
U.S. Treasury Bills 7/9/2009	0.27 – 0.29	150,000	149,995
U.S. Treasury Bills 7/16/2009	0.30	35,800	35,798
U.S. Treasury Bills 7/23/2009	0.17 – 0.22	129,800	129,787
U.S. Treasury Bills 7/30/2009	0.12 – 0.20	131,000	130,987
U.S. Treasury Bills 8/6/2009	0.17 – 0.26	205,000	204,969
U.S. Treasury Bills 8/13/2009	0.19	200,000	199,966
U.S. Treasury Bills 8/20/2009	0.18 – 0.19	150,000	149,972
U.S. Treasury Bills 9/3/2009	0.13	200,000	199,950
U.S. Treasury Bills 9/10/2009	0.18 – 0.36	427,900	427,763
U.S. Treasury Bills 9/15/2009	0.20 – 0.22	100,500	100,467
U.S. Treasury Bills 9/17/2009	0.17 – 0.37	265,100	264,999
U.S. Treasury Bills 9/24/2009	0.21 – 0.40	150,000	149,940
U.S. Treasury Bills 10/1/2009	0.20 – 0.42	540,000	539,746
U.S. Treasury Bills 10/8/2009	0.21 – 0.39	340,500	340,333
U.S. Treasury Bills 10/15/2009	0.26 – 0.33	200,000	199,892
U.S. Treasury Bills 10/22/2009	0.26 – 0.44	115,100	115,030
U.S. Treasury Bills 10/29/2009	0.28	150,000	149,907
U.S. Treasury Bills 11/5/2009	0.22 – 0.25	197,300	197,154
U.S. Treasury Bills 11/19/2009	0.27	50,000	49,951
			4,177,753

FEDERAL AGENCY DISCOUNT NOTES — 14.05%
Federal Home Loan Bank 7/6/2009	0.18	17,000	16,999
Federal Home Loan Bank 7/27/2009	0.18	13,600	13,598
Federal Home Loan Bank 8/4/2009	0.16	33,000	32,994
Federal Home Loan Bank 8/5/2009	0.15 – 0.20	80,700	80,684
Federal Home Loan Bank 8/7/2009	0.15	23,000	22,995
Federal Home Loan Bank 9/21/2009	0.20	47,300	47,272
Federal Home Loan Bank 9/30/2009	0.21	109,500	109,442
Freddie Mac 7/7/2009	0.20	51,400	51,398
Freddie Mac 7/20/2009	0.15	41,000	40,995
Freddie Mac 7/29/2009	0.29	35,000	34,994
Freddie Mac 8/10/2009	0.14	50,000	49,989
Freddie Mac 8/24/2009	0.20	4,200	4,199
Freddie Mac 9/28/2009	0.20	19,200	19,187
Freddie Mac 9/30/2009	0.23	40,000	39,972
Fannie Mae 7/23/2009	0.17	38,100	38,096
Fannie Mae 9/23/2009	0.20	9,450	9,444
			612,258

Total investment securities (cost: $4,789,412,000)			4,790,011
Other assets less liabilities			(432,685)

Net assets			$4,357,326

Security valuation

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees.

Disclosure of fair value measurements

The fund classifies its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At June 30, 2009, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$629
Gross unrealized depreciation on investment securities	(30)
Net unrealized appreciation on investment securities	599
Cost of investment securities for federal income tax purposes	4,789,412

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-960-0809O-S21442

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE U.S. TREASURY MONEY FUND OF AMERICA

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Abner D. Goldstine
Abner D. Goldstine, President and Principal Executive Officer

Date: August 28, 2009

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: August 28, 2009